Intangibles Assets and Goodwill - Summary of Inputs and Assumptions Used in Performing Impairment Test for Intangible Assets and Goodwill (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book value after impairment test	€ 4,068	€ 3,947
Italy [member] | Retail stores [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book value after impairment test	€ 1,921	€ 1,921
Growth rate	1.00%	0.50%
WACC	9.05	11
Sales CAGR 2018-2022	8.50%	6.00%
Mexico [member] | Retail stores [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book value after impairment test	€ 2,147	€ 2,026
Growth rate	3.40%	0.50%
WACC	13.92	18
Sales CAGR 2018-2022	9.30%	8.50%